SUMMARY OF SIGNIFICANT ACCOUNTING POLICIES	12 Months Ended
Jun. 30, 2011
SUMMARY OF SIGNIFICANT ACCOUNTING POLICIES
NOTE 2 - SUMMARY OF SIGNIFICANT ACCOUNTING POLICIES

Principles of Consolidation and Basis of Presentation

The consolidated financial statements include the financial statements of the Company and its subsidiaries.  All significant inter-company transactions and balances are eliminated during the process of consolidation. The consolidated financial statements have been prepared in accordance with the accounting principles generally accepted in the United States of America (“U.S. GAAP”).

Non-controlling interests

Effective July 1, 2009 the Company adopted an authoritative pronouncement issued by the Financial Accounting Standards Board (the “FASB”) regarding non-controlling interests in consolidated financial statements. The pronouncement requires non-controlling interests to be separately presented as a component of equity in the consolidated financial statements.

Foreign Currency Translations and Transactions

The Renminbi (“RMB”), the national currency of PRC, is the primary currency of the economic environment in which the operations of the Company are conducted and is determined the functional currency of all PRC subsidiaries.  The Company uses the United States dollar for financial reporting purposes.

The Company translates the assets and liabilities into U.S. dollars using the rate of exchange prevailing at the balance sheet date, and the statements of operations are translated at average rates during the reporting period.  Adjustments resulting from the translation of financial statements from RMB into U.S. dollars are recorded in stockholders’ equity as part of accumulated comprehensive income - translation adjustments.  Gains or losses resulting from transactions in currencies other than RMB are reflected in consolidated statement of operations for the reporting period.

Cash and Cash Equivalents

The Company considers all highly liquid investments with maturity of three months or less to be cash equivalents.

Revenue Recognition

Revenues generated from designing, building, and delivering customized integrated industrial automation systems and providing relevant solutions are recognized over the contractual terms based on the percentage of completion method.  The contracts for designing, building, and delivering customized integrated industrial automation systems are legally enforceable binding agreements between the Company and customers.  Performance of these contracts will often extend over long periods, and the Company’s right to receive payments depends on its performance in accordance with these contractual agreements.  The duration of contracts the Company performs is depending on the contract size in terms of dollar amounts.  In general, the bigger the contract size is, the longer the duration of that contract is.  The duration of a small contract is less than one year without including warranty period.  The duration of a large contract is longer than one year without including warranty period.  Including the warranty period, all of the contracts have a duration of longer than one year, ranging from 16 months to 61 months.   The operating cycle of the Company is determined by a composite of many individual contracts in various stage of completion and is measured by the duration of the average time intervening between the acquisition of materials or service entering the construction process and the substantial completion of contracts.  Based on the historical experience, the operating cycle of the Company exceeds one year.

In accordance with Accounting Standards Codification (“ASC”) 605-305 Revenue Recognition - Construction-Type and Production-Type Contracts recognition is based on an estimate of the income earned to date, less income recognized in earlier periods.  Estimates of the degree of completion are based on the costs incurred to date comparing to the expected total costs for the contracts.  Revisions in the estimated profits are made in the period in which the circumstances requiring the revision become known.  Provisions, if any, are made currently for anticipated loss on the uncompleted contracts.  Revenue in excess of billings on the contracts is recorded as costs and estimated earnings in excess of billings.  Billings in excess of revenues recognized on the contracts are recorded as deferred revenue until the above revenue recognition criteria are met.  Billings are rendered based on agreed milestones included in the contracts with customers.  There are different milestones among the contracts the Company has won.  In general, there are four milestones: 1) system manufacturing, 2) system delivery, 3) installation, trial-run, and customer acceptance, and 4) expiration of a warranty period.  The amount to be billed when each of the specified milestones is reached has been specified in a contract.  All contracts have the first milestone, but not all contracts have a prepayment.

The Company recognizes 100% of the contractual revenue at the end of customer acceptance stage as the Company estimates that no further major costs will incur under a contract, a signed customer acceptance document has been obtained, and a warranty period starts to count.  Revenues are presented net of taxes collected on behalf of government.

Revenue generated from sales of electronic equipment is recognized when persuasive evidence of an arrangement exists, delivery of the products has occurred, customer acceptance has been obtained, which means the significant risks and rewards of the ownership have been transferred to the customer, the price is fixed or determinable and collectability is reasonably assured.

Inventories

Inventories are composed of raw materials and low value consumables, work in progress, and purchased and manufactured finished goods.  Inventories are stated at the lower of cost or the market value.

On January 1, 2009, the Company elected to change the “costing method” for purchased inventories previously accounted for on the “weighted average basis” to the “first-in, first-out basis”.  The percentage of purchased inventories accounted for under the weighted average method shared approximately 64% of the closing inventories at December 31, 2008.  The Company believes that purchased inventories measured based on first-in first-out basis can better reflect the current value of purchased inventories on the Consolidated Balance Sheet and enhances the matching of future cost of sales with revenues. Since the change of the inventories costing method did not result in a material cumulative difference or a material difference in any one reporting period, and consequently the prior periods figures have not been restated.  The cumulative effect of the accounting change, which was immaterial, was reflected in the results of operations in the year ended June 30, 2009.

The Company makes provisions for estimated excess and obsolete inventory based on its regular reviews of inventory quantities on hand and the latest forecasts of product demand and production requirements from its customers.  The Company writes down inventories for non-saleable, excess or obsolete raw materials, work-in-process and finished goods by charging such write-downs to cost of sales.  In addition to write-downs based on newly introduced parts, statistics and judgments are used for assessing a provision on the remaining inventory based on salability and obsolescence.

Warranty

Warranty is a major term under an integrated contract, which will last, in general, for twelve months or otherwise be specified in the terms of the contract. The Company estimates warranty liability under a contract using a percentage of revenue recognized, which is derived from its historical experience, in order to recognize the warranty cost for a contract in the proper period of time.  In addition, the Company estimates whether or not the accrued warranty liabilities are adequate by considering specific conditions that may arise and the number of contracts under warranty period at each financial year-end.  The Company adjusts the accrued warranty liabilities in line with the result of its assessment.

Accounts Receivable and Cost and estimated earnings in excess of billings

Performance of the contracts often will extend over long periods and the Company’s right to receive payments depends on its performance in accordance with these contractual agreements.  The Company bills a customer in accordance with the amount specified under the contract from the cost and estimated earnings in excess of billings when the Company’s performance has reached a milestone.  In general, among four milestones, each interval of two contiguous billings under a contract is within one year (under certain railway and subway control system contracts, the interval of two contiguous billings is longer than one year) and the last billing to be issued for a contract is at the end of the warranty period.  When a customer makes a prepayment at the start of a contract, the amount received will be recorded as deferred revenue.  The deferred revenue would be recognized as revenue under the percentage of completion method along with the progress of a contract.  If no prepayment is received by the Company, revenue would be recognized through cost and estimated earnings in excess of billings.  Accordingly, when a particular milestone is reached, a particular amount of cost and estimated earnings in excess of billings will be transferred into accounts receivable and will be due upon reaching the billing milestone.  Cost and estimated earnings in excess of billings are usually billed within one year.

The Company does not require collateral from its customers.  Based on the prevailing collection practice in China, it is a reasonable expectation for the enterprises in automation industry to take over one year to collect accounts receivable.

The Company issues invoices to its customers without specifying credit terms and consequential interest charges for late payments by its customers.  The Company reviews the status of contracts periodically and decides how much of an allowance for doubtful accounts should be made based on factors surrounding the credit risk of customers and its historical experience.  The Company sets up a bad debt allowance for an individual customer if there is a deterioration of the customer’s credit worthiness and the assessed probability of default is higher than historical experience.

Based on the information available to management, the Company believes that its allowance for doubtful accounts as of June 30, 2010 and 2011 were adequate.

Property, Plant and Equipment

Property, plant and equipment are recorded at cost and are stated net of accumulated depreciation.  Depreciation expense is determined using the straight-line method over the estimated useful lives of the assets as follows:

Land use right	49 years
Buildings	30 years
Machinery	5 - 10 years
Software	5 years
Vehicles	5 years
Electronic and other equipments	5 years

Construction in progress represents uncompleted construction work of certain facilities which, upon completion, management intends to hold for production purpose. In addition to costs under construction contracts, external costs directly related to the construction of such facilities, including duty and tariff, equipment installation and shipping costs, and borrowing costs are capitalized. Depreciation is recorded at the time assets are placed in service.

Maintenance and repairs are charged directly to expense as incurred, whereas betterment and renewals are capitalized in their respective property accounts.  When an item is retired or otherwise disposed of, the cost and applicable accumulated depreciation are removed and the resulting gain or loss is recognized for the reporting period.

Impairment of Long-Lived Assets

The Company adopts the provisions of ASC Topic 360 Property, Plant and Equipment, which requires that long-lived assets be reviewed for impairment whenever events or changes in circumstances indicate that the carrying amount of an asset may not be recoverable through the estimated undiscounted cash flows expected to result from the use and eventual disposition of the assets.  Whenever any such impairment exists, an impairment loss will be recognized for the amount by which the carrying value exceeds the fair value.  Losses on long-lived assets to be disposed of are determined in a similar manner, except that fair market values are reduced for the cost to dispose.

The impairment loss on long-lived assets for the years ended June 30, 2009, 2010 and 2011 were nil, $715,246, and $23,711 respectively, which represented impairment loss on property, plant and equipment.

Shipping and Handling Cost

All shipping and handling fees charged to customers are included in net revenue, and shipping and handling costs for goods shipped by the Company to customers are included in cost of integrated contract and/or cost of goods sold.

Goodwill and Impairment Test

Goodwill resulting from an acquisition is measured at the excess of the cost of the business combination over the fair value of the assets acquired and liabilities assumed.  Goodwill will not be amortized, instead be tested for impairment at least annually as prescribed by ASC Topic 350 Intangibles -  Goodwill and Other.  If the fair value is less than its carrying value, an indication of goodwill impairment exists, then the carrying value of goodwill is written down, and an impairment loss is recognized for any excess of the carrying amount over the implied fair value of the goodwill. The implied fair value of goodwill is determined by allocating the fair value of the reporting unit in a manner similar to a purchase price allocation and the residual fair value after this allocation is the implied fair value of the reporting unit goodwill. Fair value of the reporting unit is determined using a discounted cash flow analysis. For the year ended June 30, 2009, 2010 and 2011, there was an impairment loss of nil, $286,610, and nil respectively, included in general and administratively expenses. The carrying value of goodwill was nil as of June 30, 2010 and 2011.

Income Taxes

The Company accounts for income taxes in accordance with ASC Topic 740 Income Taxes, which requires an entity to recognize deferred tax liabilities and assets.  Deferred tax assets and liabilities are recognized for the future tax consequence attributable to the difference between the tax bases of assets and liabilities and their reported amounts in the financial statements.  Deferred tax assets and liabilities are measured using the enacted tax rate expected to apply to taxable income in the years in which those temporary differences are expected to be recovered or settled.  The effect on deferred tax assets and liabilities of a change in tax rates is recognized in income in the period that included the enactment date.  Deferred tax assets are reduced by a valuation allowance when, in the opinion of management, it is more likely than not that some portion or all of the deferred tax assets will not be realized. Current income taxes are provided for in accordance with the laws of the relevant tax authorities.

The Company adopted the “Accounting for Uncertainty in Income Taxes” which included in ASC Topic 740 Income Taxes. It clarifies the accounting for uncertainty in income taxes recognized in an enterprise’s financial statements. It prescribes a recognition threshold and measurement attribute for the financial statement recognition and measurement of a tax position taken or expected to be taken in a tax return. It also provides guidance on de-recognition of tax benefits, classification on the balance sheet, interest and penalties, accounting in interim periods, disclosure, and transition. The Company’s policy on classification of all interest and penalties related to unrecognized tax benefits, if any, as a component of income tax provisions.

Value Added Tax

All the PRC subsidiaries of the Company are subject to value added tax (“VAT”) imposed by the PRC government on its domestic product sales.  The output VAT is charged to customers who purchase goods from the Company and the input VAT is paid when the Company purchases goods from its vendors.  VAT rate is 17%, in general, depending on the types of product purchased and sold.  The input VAT can be offset against the output VAT.  VAT payable or receivable balance presented on the Company’s balance sheets represents either the input VAT less than or larger than the output VAT.  The debit balance represents a credit against future collection of output VAT instead of a receivable.

Research and Development

Research and development costs consist primarily of staff costs, which include salaries, bonuses and benefits for research and development personnel.  Research and development costs also include travel expenses of our research and development personnel as well as depreciation of hardware equipment and software tools and other materials used in our research and development activities. Research and development costs are expensed as incurred.

VAT Refunds and Government Subsidies

Pursuant to the laws and regulations of the PRC, the Company remits 17% of its sales as VAT to the government, and then is entitled to a refund of the 14% VAT levied on all sales containing internally developed software products. The Company recognizes the VAT refunds upon the completion of government approval process. Certain subsidiaries of the Company located in the PRC have, respectively, received certain government subsidies from local PRC government agencies.  Government subsidies are recognized when received and the conditions prescribed by the government have been fulfilled. VAT refunds and government subsidies are included as a credit in the operating expense in the consolidated statement of operations, which is largely research and development tax credit in essence.

Appropriations to Statutory Reserve

Under the corporate law and relevant regulations in the PRC, all of the subsidiaries of the Company located in the PRC are required to appropriate a portion of its retained earnings to statutory reserve.  All subsidiaries located in the PRC are required to appropriate 10% of its annual after-tax income each year to the statutory reserve until the statutory reserve balance reaches 50% of the registered capital.  In general, the statutory reserve shall not be used for dividend distribution purpose.

Use of Estimates

The preparation of financial statements in conformity with US GAAP requires management to make estimates and assumptions that affect the reported amounts of assets and liabilities and disclosure of contingent assets and liabilities at the date of the financial statements and the reported amounts of revenues and expenses during the reporting period.  Actual results could differ materially from those estimates.

Comprehensive Income

The Company adopted ASC Topic 220 Comprehensive Income, which establishes standards for reporting and presentation of comprehensive income and its components in a full set of general-purpose financial statements.  Accumulated other comprehensive income represents foreign currency translation adjustments and is included in the consolidated statement of operations and comprehensive income.

Long Term Investments

The Company accounted for its long-term investments under either an equity method or a cost method in accordance with its equity interest holding percentage. Long-term investments under cost method are periodically evaluated to determine if there have been any other than temporary declines below carrying value. A variety of factors are considered when determining if a decline in fair value below carrying value is other than temporary, including, among others, the financial condition and prospects of the investee, as well as the Company’ s investment intent. The investments in entities over which the Company has the ability to exercise significant influence are accounted for using the equity method. Significant influence is generally considered to exist when the Company has an ownership interest in the voting stock of the investee between 20% and 50%. Other factors, such as representation on the investee’s Board of Directors and the impact of commercial arrangements, are also considered in determining whether the equity method of accounting is appropriate.

Under the equity method, original investments are recorded at cost and adjusted by the Company's share of undistributed earnings or losses of these entities, by the amortization of any difference between the amount of the Company's investment and its share of the net assets of the investee, and by dividend distributions or subsequent investments. All unrealized inter-company profits and losses are eliminated under the equity method. When the estimated amount to be realized from the investments falls below its carrying value, an impairment charge is recognized in the consolidated statements of operations when the decline in value is considered other than temporary.

The impairment loss on long term investments for the years ended June 30, 2009, 2010 and 2011 were nil, $152,732, and $165,948 respectively.

Capitalization of Interest

Interest incurred on borrowings used to construct the Company’s construction of facilities and assembly lines projects during the active construction period are capitalized. The capitalization of interest ceases once a project is substantially complete. The amount to be capitalized is determined by applying the weighted-average interest rate of the Company’s outstanding borrowings to the average amount of accumulated capital expenditures for assets under construction during the year and is added to the cost of the underlying assets and amortized over their respective useful lives.

Earnings (Loss) Per Share

The Company presents earnings per share in accordance with the ASC Topic 260 Earnings Per Share, which defines that basic earnings (loss) per share include no dilution and are computed by dividing income (loss) available to the ordinary shares by the weighted average number of ordinary shares outstanding during the period whereas diluted earnings (loss) per share reflect the potential dilution of securities that could share in the earnings of an entity.

Share-based Compensation

The Company adopted ASC Topic 718 Compensation - Stock Compensation, which requires that share-based payment transactions with employees, such as share options and restricted shares, be measured based on the grant-date fair value of the equity instrument issued and recognized as compensation expense over the requisite service period, with a corresponding addition to equity. Under this method, compensation cost related to employee share options or similar equity instruments is measured at the grant date based on the fair value of the award and is recognized over the period during which an employee is required to provide service in exchange for the award, which is generally the vesting period.

Fair Value Measurements

The Company has adopted ASC Topic 820  Fair Value Measurements and Disclosures, which defines fair value, establishes a framework for measuring fair value in GAAP, and expands disclosures about fair value measurements. It does not require any new fair value measurements, but provides guidance on how to measure fair value by providing a fair value hierarchy used to classify the source of the information. It establishes a three-level valuation hierarchy of valuation techniques based on observable and unobservable inputs, which may be used to measure fair value and include the following:

Level 1 -	Quoted prices in active markets for identical assets or liabilities.
Level 2 -
Inputs other than Level 1 that are observable, either directly or indirectly, such as quoted prices for similar assets or liabilities; quoted prices in markets that are not active; or other inputs that are observable or can be corroborated by observable market data for substantially the full term of the assets or liabilities.

Level 3 -	Unobservable inputs that are supported by little or no market activity and that are significant to the fair value of the assets or liabilities.

Classification within the hierarchy is determined based on the lowest level of input that is significant to the fair value measurement.

Reclassifications

The consolidated financial statements for prior years reflect certain reclassifications, which have no effect on previously reported results, to conform to the current year presentation.

Recent Accounting Pronouncements

In January 2010, the FASB issued ASU No. 2010-06 Fair Value Measurements and Disclosures (Topic 820) Improving Disclosures about Fair Value Measurements (“ASU No. 2010-06”). This pronouncement is an authoritative guidance to improve disclosures about fair value measurements. This guidance amends previous guidance on fair value measurements to add new requirements for disclosures about transfers into and out of Levels 1 and 2 and separate disclosures about purchases, sales, issuances, and settlements relating to Level 3 measurement on a gross basis rather than on a net basis as currently required. This guidance also clarifies existing fair value disclosures about the level of disaggregation and about inputs and valuation techniques used to measure fair value. ASU No. 2010-06 is effective for interim and annual reporting periods beginning after December 15, 2009, which the Company adopted this statement as of July 1, 2010, except for the disclosures about purchases, sales, issuances, and settlements in the roll forward of activity in Level 3 fair value measurements. Those disclosures are effective for fiscal years beginning after December 15, 2010, and for interim periods within those fiscal years. Early adoption is permitted. ASU No. 2010-06 does not require disclosures for earlier periods presented for comparative purposes at initial adoption. Since ASU No. 2010-06 only requires additional disclosures, it will not have an impact on our financial position or results of operations.

In December 2010, the FASB issued ASU No.2010-28, “Intangible-Goodwill and Other” (Topic 350): When to Perform Step 2 of the Goodwill Impairment Test for Reporting Units with Zero or Negative Carrying Amounts. This ASU requires that reporting units with zero or negative carrying amounts perform Step 2 of the goodwill impairment test if it is more likely than not that a goodwill impairment exists. ASU 2010-28 is effective for fiscal years, and interim periods within those years, beginning after December 15, 2010. Management does not believe the adoption of this update will materially impact the Company's financial condition, results of operations and disclosures.

In December 2010, the FASB issued ASU 2010-29, Business Combinations (Topic 805) Disclosure of Supplementary Pro Forma Information for Business Combinations. This ASU specifies that when financial statements are presented, the revenue and earnings of the combined entity should be disclosed as though the business combination that occurred during the current year had occurred as of the beginning of the comparable prior annual reporting period only. ASU 2010-29 is effective for business combinations with acquisition dates on or after the beginning of the first annual reporting period beginning on or after December 15, 2010. Early adoption is permitted. Adoption of ASU 2010-29 will affect our disclosures of material business combinations in future periods.

In May 2011, the FASB issued ASU 2011-04 “Fair Value Measurement (Topic 820) Amendments to Achieve Common Fair Value Measurement and Disclosure Requirements in U.S. GAAP and IFRSs”. This pronouncement is an authoritative guidance to amend certain measurement and disclosure requirements related to fair value measurements to improve consistency with international reporting standards. This guidance is effective prospectively for public entities for interim and annual reporting periods beginning after December 15, 2011, with early adoption by public entities prohibited. The Company is currently evaluating this guidance, but does not expect its adoption will have a material effect on its consolidated financial statements.

 In June 2011, the FASB issued ASU 2011-05 “Comprehensive Income (Topic 220) Presentation of Comprehensive Income”. This pronouncement is an authoritative guidance on the presentation of comprehensive income that will require a company to present components of net income and other comprehensive income in one continuous statement or in two separate, but consecutive statements. There are no changes to the components that are recognized in net income or other comprehensive income under current GAAP. This guidance is effective for fiscal years, and interim periods within those fiscal years, beginning after December 15, 2011, with early adoption permitted. The Company has elected to adopt this ASU 2011-05 early.